Events After the Reporting Period (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of public bonds issued after reporting period
(2)	The company issued the following bonds after the end of the reporting period (unit: ￦ million).

Type	Issued Date	Annual interest rates	Maturity	Korean won
The 200-1st Public bond	Feb. 27, 2024	3.552%	Feb. 27, 2026-	120,000
The 200-2nd Public bond	Feb. 27, 2024	3.608%	Feb. 26, 2027-	200,000
The 200-3rd Public bond	Feb. 27, 2024	3.548%	Feb. 27, 2029-	80,000